Consolidated Statements of Operations (Unaudited) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net Sales	$ 93,036		$ 724,825	$ 1,028,729	$ 1,421,954
Cost of Goods	213,270	[1]	799,966	1,123,029	1,506,921
Gross Profit (Loss)	(120,234)		(75,141)	(94,300)	(84,967)
Operating Expenses
Selling expenses	59,942		159,872	241,513	717,350
General and administrative	439,710		215,848	584,299	458,459
Stock-based compensation	927,284
Depreciation and amortization expense	480		154	455	308
Total operating expenses	1,427,416		375,874	826,267	1,176,117
Loss from operations before other expenses	(1,547,650)		(451,015)	(920,567)	(1,261,084)
Other Expenses
Interest expense, net	949		4,147	17,560	6,992
Loss on sale of bonds					6,922
Miscellaneous expense				106	2,496
Total Other Expenses	949		4,147	17,666	16,410
Net Loss	$ (1,548,599)		$ (455,162)	$ (938,233)	$ (1,277,494)
Net loss per common share (Basic and fully diluted)	$ (0.02)		$ (0.02)	$ (0.03)	$ (0.05)
Number of common shares used to compute net loss per share	65,860,610		29,272,742	29,377,101	28,361,458

[1]	Includes write down of obsolete and unusable inventory (Note 4).